Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0000024545
Registrant Name	MOLSON COORS BEVERAGE CO
Registration File Number	333-277183
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES